Risk Management and Report - Schedule of Credit Limit Granted to Debtors (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Credit Limit Granted to Debtors [Abstract]
Total related debt	$ 571,097	$ 579,923
Consolidated Total or Regulatory Capital	$ 7,115,175	$ 6,955,292
Limit used %	8.03%	8.34%